Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 2	$ (2)
Purchased for cancellation	$ (1,214)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	407	496
Purchased for cancellation, shares	(8,871)
Increase (decrease) in number of ordinary shares issued, shares	(8,464)	496
Issued in connection with share-based compensation plans	$ 34	$ 36
Purchased for cancellation	(111)
Increase (decrease) in equity	$ (77)	$ 36